Retirement Plans (Details 16) (Other postretirement benefit plan cost [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit plan cost [Member]
Weighted-average assumptions used to determine defined benefit pension obligation
Discount rates	4.50%	5.20%
Health care cost increase rate:
Following year	8.00%	8.50%
Decreasing to the year 2018	5.00%	5.00%